UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2011

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 98.4%	SHARES	VALUE
Airlines - 0.3%
Allegiant Travel Co.*	2,698	$133,551
Skywest, Inc.	23,569	354,949
		488,500

Biotechnology - 3.9%
Acorda Therapeutics, Inc.*	14,848	479,739
Cubist Pharmaceuticals, Inc.*	63,035	2,268,630
PDL BioPharma, Inc.	491,861	2,887,224
		5,635,593

Capital Markets - 1.2%
Apollo Investment Corp.	164,860	1,683,221

Chemicals - 0.5%
H.B. Fuller Co.	30,505	744,932

Commercial Banks - 9.0%
CVB Financial Corp.	257,745	2,384,141
First Citizens BancShares, Inc.	852	159,511
First Financial Bankshares, Inc.	5,084	175,144
FNB Corp.	47,676	493,447
Glacier Bancorp, Inc.	77,218	1,040,899
International Bancshares Corp.	81,752	1,367,711
Investors Bancorp, Inc.*	11,229	159,452
Park National Corp.	12,063	794,469
Prosperity Bancshares, Inc.	10,647	466,552
Trustmark Corp.	22,857	535,082
Umpqua Holdings Corp.	127,070	1,470,200
United Bankshares, Inc.	11,367	278,264
Webster Financial Corp.	155,121	3,260,643
Westamerica Bancorporation	7,661	377,304
		12,962,819

Commercial Services & Supplies - 4.4%
Deluxe Corp.	2,609	64,468
Herman Miller, Inc.	57,518	1,565,640
HNI Corp.	9,454	237,485
M&F Worldwide Corp.*	28,699	741,582
Mine Safety Appliances Co.	11,277	421,083
Unifirst Corp.	25,899	1,455,265
United Stationers, Inc.	49,531	1,754,883
		6,240,406

Communications Equipment - 6.5%
Comtech Telecommunications Corp.	144,821	4,060,781
EchoStar Corp.*	31,668	1,153,665
InterDigital, Inc.	68,200	2,785,970
Loral Space & Communications, Inc.*	18,608	1,292,698
		9,293,114

Construction & Engineering - 1.5%
Insituform Technologies, Inc.*	56,275	1,180,087
Tutor Perini Corp.	50,424	967,132
		2,147,219

Consumer Finance - 2.0%
Credit Acceptance Corp.*	19,469	1,644,547
Nelnet, Inc.	56,790	1,252,787
		2,897,334

Distributors - 0.3%
Pool Corp.	12,665	377,544

Diversified Consumer Services - 0.4%
Coinstar, Inc.*	10,822	590,232

Diversified Telecommunication Services - 1.8%
Atlantic Tele-Network, Inc.	14,865	570,221
Global Crossing Ltd.*	50,860	1,952,007
		2,522,228

Electric Utilities - 0.5%
Portland General Electric Co.	25,890	654,499

Electronic Equipment & Instruments - 2.0%
Anixter International, Inc.	1,507	98,468
IPG Photonics Corp.*	27,375	1,990,436
Sanmina-SCI Corp.*	74,531	769,905
		2,858,809

Energy Equipment & Services - 3.2%
Exterran Holdings, Inc.*	12,301	243,929
Global Industries Ltd.*	359,719	1,971,260
Helix Energy Solutions Group, Inc.*	144,192	2,387,819
		4,603,008

Gas Utilities - 1.1%
Southwest Gas Corp.	39,523	1,525,983

Health Care Equipment & Supplies - 3.5%
Align Technology, Inc.*	41,069	936,373
Integra LifeSciences Holdings Corp.*	14,533	694,823
Invacare Corp.	104,159	3,457,037
		5,088,233

Health Care Providers & Services - 1.7%
Amedisys, Inc.*	62,329	1,659,821
HealthSpring, Inc.*	7,757	357,675
Universal American Corp.	35,828	392,317
		2,409,813

Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc.*	112,890	2,192,324

Hotels, Restaurants & Leisure - 3.0%
PF Chang's China Bistro, Inc.	82,432	3,317,064
Texas Roadhouse, Inc.	54,687	958,936
		4,276,000

Household Durables - 2.5%
American Greetings Corp.	137,357	3,302,062
KB Home	24,539	239,992
		3,542,054

Insurance - 5.3%
MBIA, Inc.*	126,656	1,100,641
Platinum Underwriters Holdings Ltd.	70,210	2,333,780
Protective Life Corp.	34,777	804,392
RLI Corp.	19,142	1,185,272
Unitrin, Inc.	74,128	2,199,378
		7,623,463

Internet Software & Services - 1.4%
Earthlink, Inc.	264,417	2,034,689

IT Services - 2.3%
Acxiom Corp.*	64,315	843,170
MAXIMUS, Inc.	6,670	551,809
TeleTech Holdings, Inc.*	90,788	1,913,811
		3,308,790

Machinery - 7.9%
Barnes Group, Inc.	100,750	2,499,607
Briggs & Stratton Corp.	128,169	2,545,436
ESCO Technologies, Inc.	52,147	1,919,010
Robbins & Myers, Inc.	68,406	3,615,257
Watts Water Technologies, Inc.	21,775	771,053
		11,350,363

Media - 1.2%
Scholastic Corp.	63,577	1,691,148

Metals & Mining - 5.3%
AMCOL International Corp.	54,165	2,066,937
Schnitzer Steel Industries, Inc.	45,408	2,615,501
Worthington Industries, Inc.	124,723	2,881,101
		7,563,539

Oil, Gas & Consumable Fuels - 0.0%
Ship Finance International Ltd.	759	13,677

Personal Products - 0.5%
Revlon, Inc.*	40,911	687,305

Pharmaceuticals - 2.1%
Par Pharmaceutical Co.'s, Inc.*	90,902	2,997,948

Professional Services - 1.7%
Corporate Executive Board Co.	55,105	2,405,333

Semiconductors & Semiconductor Equipment - 4.8%
Amkor Technology, Inc.*	128,516	792,944
Cabot Microelectronics Corp.*	66,707	3,099,874
Diodes, Inc.*	115,487	3,014,211
		6,907,029

Software - 3.8%
MicroStrategy, Inc.*	33,334	5,422,775

Specialty Retail - 5.3%
ANN, Inc.*	42,696	1,114,365
DSW, Inc.*	116,088	5,875,214
OfficeMax, Inc.*	85,419	670,539
		7,660,118

Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	87,525	1,119,445
First Niagara Financial Group, Inc.	56,446	745,087
Northwest Bancshares, Inc.	209,772	2,638,932
		4,503,464

Trading Companies & Distributors - 2.9%
Aircastle Ltd.	159,907	2,034,017
Applied Industrial Technologies, Inc.	58,711	2,090,699
		4,124,716

Total Equity Securities (Cost $115,811,043)		141,028,222

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.17%, 7/1/13 (b)(i)(r)	$651,905	650,510

Total High Social Impact Investments (Cost $651,905)		650,510

TIME DEPOSIT - 1.2%
State Street Time Deposit, 0.098%, 7/1/11	1,748,017	1,748,017

Total Time Deposit (Cost $1,748,017)		1,748,017

TOTAL INVESTMENTS (Cost $118,210,965) - 100.1%		143,426,749
Other assets and liabilities, net - (0.1%)		(113,849)
NET ASSETS - 100%		$143,312,900

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.5% of net assets for the Small Cap Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.17%, 7/1/13	7/1/10	$651,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 97.9%	SHARES	VALUE
Air Freight & Logistics - 3.5%
C.H. Robinson Worldwide, Inc.	166,283	$13,109,752
Expeditors International of Washington, Inc.	160,147	8,197,925
		21,307,677

Auto Components - 1.6%
Johnson Controls, Inc.	230,487	9,602,088

Beverages - 1.7%
PepsiCo, Inc.	148,439	10,454,559

Biotechnology - 2.5%
Gilead Sciences, Inc.*	370,078	15,324,930

Capital Markets - 3.3%
Charles Schwab Corp.	464,006	7,632,899
T. Rowe Price Group, Inc.	216,163	13,043,275
		20,676,174

Chemicals - 2.2%
Ecolab, Inc.	236,395	13,327,950

Commercial Banks - 4.7%
SunTrust Banks, Inc.	450,108	11,612,787
Wells Fargo & Co.	497,187	13,951,067
Zions Bancorporation	134,611	3,232,010
		28,795,864

Communications Equipment - 5.8%
Acme Packet, Inc.*	131,712	9,236,963
QUALCOMM, Inc.	469,450	26,660,065
		35,897,028

Computers & Peripherals - 5.1%
Apple, Inc. (t)*	72,272	24,259,542
Hewlett-Packard Co.	194,240	7,070,336
		31,329,878

Consumer Finance - 2.1%
American Express Co.	250,999	12,976,648

Diversified Financial Services - 2.9%
JPMorgan Chase & Co.	438,166	17,938,516

Electrical Equipment - 1.8%
Cooper Industries plc	188,281	11,234,727

Energy Equipment & Services - 4.7%
Cameron International Corp.*	398,938	20,062,592
Noble Corp.	230,369	9,078,842
		29,141,434

Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	84,097	6,832,040
CVS Caremark Corp.	390,269	14,666,309
		21,498,349

Food Products - 2.0%
Green Mountain Coffee Roasters, Inc.*	139,534	12,454,805

Health Care Equipment & Supplies - 1.9%
Edwards Lifesciences Corp.*	35,210	3,069,608
St. Jude Medical, Inc.	185,293	8,834,770
		11,904,378

Hotels, Restaurants & Leisure - 5.1%
Chipotle Mexican Grill, Inc.*	36,306	11,189,146
Darden Restaurants, Inc.	165,292	8,224,930
Starbucks Corp.	299,392	11,822,990
		31,237,066

Household Products - 0.6%
Procter & Gamble Co.	62,594	3,979,101

Industrial Conglomerates - 4.9%
3M Co.	193,569	18,360,020
Danaher Corp.	228,636	12,115,421
		30,475,441

Insurance - 0.6%
Aflac, Inc.	84,396	3,939,605

Internet & Catalog Retail - 9.2%
Amazon.com, Inc.*	79,074	16,169,842
Netflix, Inc.*	109,470	28,756,675
priceline.com, Inc.*	23,596	12,079,500
		57,006,017

Internet Software & Services - 3.4%
Google, Inc.*	21,440	10,856,787
MercadoLibre, Inc.	124,290	9,861,169
		20,717,956

IT Services - 4.4%
Cognizant Technology Solutions Corp.*	202,008	14,815,267
International Business Machines Corp.	72,798	12,488,497
		27,303,764

Multiline Retail - 1.7%
Kohl's Corp.	215,664	10,785,357

Oil, Gas & Consumable Fuels - 4.9%
QEP Resources, Inc.	266,451	11,145,645
Suncor Energy, Inc.	495,526	19,375,067
		30,520,712

Pharmaceuticals - 6.5%
Allergan, Inc.	311,556	25,937,037
Novartis AG (ADR)	232,007	14,177,948
		40,114,985

Software - 5.0%
Microsoft Corp.	242,972	6,317,272
Salesforce.com, Inc.*	98,880	14,731,142
VMware, Inc.*	100,380	10,061,087
		31,109,501

Specialty Retail - 2.0%
CarMax, Inc.*	376,853	12,462,529

Venture Capital - 0.3%
Better Energy Systems, Inc.:
Series B, Preferred (b)(i)*	992,555	280,000
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13) (b)(i)*	133,333	-
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	588,392
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	78,388
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	782,375
Village Laundry Services, Inc. (b)(i)*	9,444	30,599
		1,759,754

Total Equity Securities (Cost $584,560,206)		605,276,793

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12 (b)(i)(r)	$3,750,000	3,741,975

Total High Social Impact Investments (Cost $3,750,000)		3,741,975

VENTURE CAPITAL DEBT OBLIGATIONS - 0.7%
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	1,000,000
9.00%, 3/31/16 (b)(i)	450,000	450,000
9.00%, 6/10/16 (b)(i)	400,000	400,000

Total Venture Capital Debt Obligations (Cost $4,350,000)		4,350,000

TIME DEPOSIT - 0.6%
State Street Time Deposit, 0.098%, 7/1/11	3,743,619	3,743,619

Total Time Deposit (Cost $3,743,619)		3,743,619

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.3%	ADJUSTED BASIS
Blackstone Cleantech Venture Partners (b)(i)*	$98,791	87,794
China Environment Fund III (b)(i)*	917,881	1,208,455
Ignia Fund I (b)(i)*	523,832	436,290
LeapFrog Financial Inclusion Fund (b)(i)*	195,759	147,226
Renewable Energy Asia Fund (b)(i)*	310,971	221,855

Total Limited Partnership Interest (Cost $2,047,234)		2,101,620

TOTAL INVESTMENTS (Cost $598,451,059) - 100.1%		619,214,007
Other assets and liabilities, net - (0.1%)		(783,721)
NET ASSETS - 100%		$618,430,286

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Better Energy Systems, Inc.:
Series B, Preferred	8/3/10	$400,000
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13)	8/4/10	-
Blackstone Cleantech Venture Partners LP	7/29/10 - 1/28/11	98,791
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12	7/1/09 - 7/1/10	3,750,000
China Environment Fund III LP	1/24/08 - 4/15/11	917,881
Ignia Fund I LP	1/28/10 - 5/20/11	523,832
LeapFrog Financial Inclusion Fund LP	1/20/10 - 5/13/11	195,759
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
Renewable Energy Asia Fund LP	1/6/10 - 6/15/11	310,971
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/31/16	3/29/11	450,000
9.00%, 6/10/16	6/13/11	400,000
Village Laundry Services, Inc.	7/22/09	500,000

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 1.9% of the net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 28,100 shares of Apple, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments. There are no restrictions on the trading of this security.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 99.3%	SHARES	VALUE
Australia - 2.9%
Ceramic Fuel Cells Ltd.*	30,885,601	$3,787,035
Infigen Energy	2,466,481	930,427
		4,717,462

Austria - 3.1%
Verbund AG	114,031	4,978,679

Belgium - 2.9%
4Energy Invest NV*	194,838	704,077
Hansen Transmissions International NV*	6,905,136	3,991,721
		4,695,798

Brazil - 3.2%
Cosan Ltd.	422,700	5,194,983

Canada - 0.4%
Ballard Power Systems, Inc.*	377,838	600,762

Chile - 0.9%
Enersis SA (ADR)	65,296	1,508,338

China - 8.2%
China Hydroelectric Corp. (ADR):
Common Stock*	98,800	403,104
Warrants (strike price $15.00/share, expires 1/25/14)*	98,800	15,808
China Longyuan Power Group Corp.	2,982,000	2,886,988
China Suntien Green Energy Corp Ltd.	7,753,000	2,037,279
Renesola Ltd. (ADR)*	558,279	2,914,216
Trina Solar Ltd. (ADR)*	224,600	5,035,532
		13,292,927

Denmark - 4.3%
Greentech Energy Systems A/S*	195,552	698,460
Novozymes A/S, Series B	12,206	1,988,929
Vestas Wind Systems A/S*	183,693	4,277,037
		6,964,426

France - 4.2%
La séchilienne-Sidec SA	191,343	4,756,289
Saft Groupe SA	60,586	2,085,844
		6,842,133

Germany - 6.1%
Elster Group SE (ADR)*	111,979	1,834,216
Manz Automation AG*	14,243	680,735
Phoenix Solar AG*	26,171	656,658
REpower Systems SE	6,190	1,142,165
SMA Solar Technology AG	11,982	1,337,072
Solar Millennium AG*	36,797	980,121
Wacker Chemie AG	14,824	3,209,974
		9,840,941

Hong Kong - 3.6%
China Everbright International Ltd.	5,767,000	2,247,581
China High Speed Transmission Equipment Group Co. Ltd.	2,017,000	2,219,585
GCL-Poly Energy Holdings Ltd.	2,660,000	1,383,525
		5,850,691

Italy - 7.2%
Enel Green Power SpA	1,617,529	4,468,370
Landi Renzo SpA	381,905	1,191,796
Prysmian SpA	298,763	6,018,607
		11,678,773

South Korea - 2.2%
OCI Co. Ltd.	2,652	1,005,182
Taewoong Co. Ltd.*	63,275	2,493,951
		3,499,133

Spain - 12.8%
Acciona SA	22,182	2,358,012
EDP Renovaveis SA*	883,639	5,838,296
Iberdrola Renovables SA	2,011,382	8,898,373
Telvent GIT SA*	92,675	3,688,465
		20,783,146

Sweden - 0.2%
Opcon AB*	161,184	319,659

United Arab Emirates - 1.1%
Lamprell plc	290,930	1,764,365

United Kingdom - 6.2%
ITM Power plc*	802,810	312,477
Johnson Matthey plc	69,039	2,181,058
Scottish & Southern Energy plc	151,529	3,393,171
SIG plc*	1,938,011	4,250,935
		10,137,641

United States - 30.0%
Advanced Energy Industries, Inc.*	273,587	4,046,352
American Superconductor Corp.*	107,722	973,807
Calgon Carbon Corp.*	91,869	1,561,773
Covanta Holding Corp.	196,807	3,245,347
Cree, Inc.*	91,449	3,071,772
First Solar, Inc.*	51,937	6,869,707
FuelCell Energy, Inc.*	372,617	488,128
Itron, Inc.*	77,341	3,724,743
MEMC Electronic Materials, Inc.*	985,520	8,406,486
NextEra Energy, Inc.	88,258	5,071,305
Ormat Technologies, Inc.	143,082	3,149,235
SatCon Technology Corp.*	1,526,895	3,649,279
STR Holdings, Inc.*	27,957	417,118
SunPower Corp.*	17,669	341,542
Tetra Tech, Inc.*	164,942	3,711,195
		48,727,789

Total Equity Securities (Cost $188,738,153)		161,397,646

TIME DEPOSIT - 3.1%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$4,979,243	4,979,243

Total Time Deposit (Cost $4,979,243)		4,979,243

TOTAL INVESTMENTS (Cost $193,717,396) - 102.4%		166,376,889
Other assets and liabilities, net - (2.4%)		(3,913,489)
NET ASSETS - 100%		$162,463,400

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 96.6%	SHARES	VALUE
Canada - 4.3%
GWR Global Water Resources Corp.*	48,397	$301,148
Pure Technologies Ltd.*	210,021	862,873
Stantec, Inc.*	47,424	1,377,103
		2,541,124

China - 1.5%
Sound Global Ltd.	927,000	506,052
Tri-Tech Holding, Inc.*	48,199	387,038
		893,090

France - 10.1%
Suez Environnement SA	134,163	2,678,025
Veolia Environnement SA	117,390	3,312,500
		5,990,525

Germany - 4.0%
Elster Group SE (ADR)*	132,246	2,166,190
Joyou AG*	11,782	209,998
		2,376,188

Hong Kong - 2.5%
China Everbright International Ltd.	2,257,000	879,624
Guangdong Investment Ltd.	1,140,000	613,311
		1,492,935

Italy - 3.1%
ACEA SpA	59,449	610,882
Hera SpA	586,689	1,244,076
		1,854,958

Japan - 5.4%
Kurita Water Industries Ltd.	97,000	2,891,155
Torishima Pump Manufacturing Co. Ltd.	19,000	304,742
		3,195,897

Netherlands - 2.0%
Arcadis NV	49,453	1,211,299

Philippines - 1.1%
Manila Water Co., Inc.	1,448,400	622,916

South Korea - 0.3%
Woongjin Coway Co. Ltd.	4,320	154,086

Switzerland - 2.0%
Geberit AG*	5,008	1,185,754

United Kingdom - 17.4%
Halma plc	134,590	896,004
Northumbrian Water Group plc	173,141	1,155,549
Pennon Group plc	161,779	1,814,503
Severn Trent plc	136,908	3,236,208
United Utilities Group plc	334,561	3,218,160
		10,320,424

United States - 42.9%
A.O. Smith Corp.	50,443	2,133,739
AECOM Technology Corp.*	42,861	1,171,820
American States Water Co.	13,806	478,516
American Water Works Co., Inc.	102,109	3,007,110
Aqua America, Inc.	27,790	610,824
Arch Chemicals, Inc.	17,689	609,209
California Water Service Group	65,658	1,228,461
Danaher Corp.	24,347	1,290,148
Energy Recovery, Inc.*	158,799	519,273
Flowserve Corp.	5,423	595,934
Insituform Technologies, Inc.*	48,143	1,009,559
Itron, Inc.*	56,558	2,723,833
Layne Christensen Co.*	20,013	607,194
Met-Pro Corp.	7,816	88,946
Nalco Holding Co.	62,662	1,742,630
Northwest Pipe Co.*	30,698	799,990
Pall Corp.	34,362	1,932,175
Pentair, Inc.	58,662	2,367,598
Tetra Tech, Inc.*	49,593	1,115,843
Watts Water Technologies, Inc.	38,630	1,367,888
		25,400,690

Total Equity Securities (Cost $56,124,758)		57,239,886

TIME DEPOSIT - 4.7%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$2,762,572	2,762,572

Total Time Deposit (Cost $2,762,572)		2,762,572

TOTAL INVESTMENTS (Cost $58,887,330) - 101.3%		60,002,458
Other assets and liabilities, net - (1.3%)		(759,438)
NET ASSETS - 100%		$59,243,020

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with four separate portfolios: Large Cap Growth, Small Cap (formerly Small Cap Value), Global Alternative Energy and Global Water.  Large Cap Growth and Small Cap are registered as diversified portfolios.  Global Alternative Energy and Global Water are registered as non-diversified portfolios.  The operation of each series is accounted for separately.  Global Water began operations on September 30, 2008 and offers Class A, Class C, and Class Y shares.  Large Cap Growth offers Class A, Class B, Class C, Class I and Class Y shares.  Small Cap offers Class A, Class B (effective November 29, 2010), Class C, and Class I shares. Global Alternative Energy offers Class A, Class C, and Class I shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor.  Class B shares are only offered through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as if June 30, 2011:

	Total Investments	% of Net Assets
Large Cap Growth	$11,953,349	1.9%
Small Cap	650,510	0.5%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The Calvert Global Alternative Energy Fund and the Calvert Global Water Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Fund’s Board of Directors and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Large Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$603,517,039	-	-	$603,517,039
Venture capital	-	-	$8,211,374	8,211,374
Other debt obligations	-	$3,743,619	3,741,975	7,485,594
TOTAL	$603,517,039	$3,743,619	$11,953,349	$619,214,007

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Large Cap Growth	Venture capital	Other debt obligations	Total
Balance as of 9/30/10	$5,867,474	$3,624,338	$9,491,812
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(212,465)	117,637	(94,828)
Purchases	2,575,175	-	2,575,175
Sales	(18,810)	-	(18,810)
Transfers in and/ or out of Level 3[1]	-	-	-
Balance as of 6/30/11	$8,211,374	$3,741,975	$11,953,349

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended June 30, 2011, total change in unrealized gain (loss) on Level 3 securities for Income that would be included in the change in net assets was $94,827.

Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$141,028,222	-	-	$141,028,222
Other debt obligations	-	$1,748,017	$650,510	2,398,527
TOTAL	$141,028,222	$1,748,017	$650,510**	$143,426,749

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.5% of net assets.

Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$69,923,213	$91,474,433**	-	$161,397,646
Other debt obligations	-	4,979,243	-	4,979,243
TOTAL	$69,923,213	$96,453,676	-	$166,376,889

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At June 30, 2011, a significant transfer out of Level 1 and into Level 2 occurred.  On June 30, 2011, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$30,495,042	$26,744,844**	-	$57,239,886
Other debt obligations	-	2,762,572	-	2,762,572
TOTAL	$30,495,042	$29,507,416	-	$60,002,458

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At June 30, 2011, a significant transfer out of Level 1 and into Level 2 occurred.  On June 30, 2011, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2011, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	Large Cap Growth	Small Cap	Global Alternative Energy	Global Water
Federal income tax cost of investments	$598,720,517	$118,833,212	$200,986,157	$59,259,205
Unrealized appreciation	38,801,110	28,488,282	10,705,611	2,364,006
Unrealized depreciation	(18,307,620)	(3,894,745)	(45,314,879)	(1,620,753)
Net unrealized appreciation/ (depreciation)	$20,493,490	$24,593,537	($34,609,268)	$743,253

Capital Loss Carryforwards
Expiration Date	Small Cap	Large Cap Growth	Global Alternative Energy
30-Sep-17	$2,138,346	$89,270,429	$21,115,915
30-Sep-18	-	218,448,578	56,693,584

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C - OTHER

In connection with certain venture capital investments, Large Cap Growth is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $3,012,030 at June 30, 2011.

On May 2, 2011, the Board of Directors approved a resolution to reorganize the Calvert Large Cap Growth Fund into the Calvert Social Investment Fund, Equity Portfolio.  Shareholders of Calvert Large Cap Growth Fund will be asked to vote on the reorganization and must approve it before any change may take place.

NOTE D– REORGANIZATION

On July 29, 2010, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert New Vision Small Cap Fund (“New Vision”) for shares of the acquiring portfolio, Calvert Small Cap Fund (“Small Cap”) and the assumption of the liabilities of New Vision.  Shareholders approved the Plan at a meeting on November 15, 2010 and the reorganization took place on November 29, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
New Vision, Class A	4,096,898	Small Cap, Class A	3,475,417	$58,426,624
New Vision, Class B	274,420	Small Cap, Class B	199,979	$3,361,913
New Vision, Class C	588,581	Small Cap, Class C	462,668	$7,373,297
New Vision, Class I	517,571	Small Cap, Class I	459,800	$8,033,740

For financial reporting purposes, assets received and shares issued by Small Cap were recorded at fair value; however, the cost basis of the investments received from New Vision were carried forward to align ongoing reporting of Small Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
		APPRECIATION	ACQUIRING
MERGED PORTFOLIO	NET ASSETS	(DEPRECIATION)	PORTFOLIO	NET ASSETS
New Vision	$77,195,574	$8,015,457	Small Cap	$52,655,968

NOTE E – SUBSEQUENT EVENT

Effective July 29, 2011, Global Alternative Energy began to offer Class Y shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.

Item 2. Controls and Procedures.

(a)       The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:   August 26, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:   August 26, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:   August 26, 2011